Income Taxes - Schedule of Reconciliation between Effective Income Tax Rate and PRC Statutory Income tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between the statutory EIT rate and the effective tax rate
PRC Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Change in valuation allowance (as a percent)	(15.80%)	(37.70%)	(17.30%)
R&D expenses super-deduction	(3.80%)	(20.50%)	(2.30%)
Non-deductible expenses and non-taxable income incurred	(2.10%)	39.90%	(1.70%)
Difference in EIT rates of certain subsidiaries (as a percent)	(0.30%)	(0.10%)	(5.80%)
Effect of preferential income tax rates (as a percent)	(3.10%)	(6.50%)
Total (as a percent)	(0.10%)	(0.10%)	(2.10%)